Document and Entity Information	Oct. 03, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	XOMA Royalty Corp
Amendment Flag	false
Entity Central Index Key	0000791908
Document Type	8-K
Document Period End Date	Oct. 03, 2025
Entity Incorporation State Country Code	NV
Entity File Number	001-39801
Entity Tax Identification Number	52-2154066
Entity Address, Address Line One	2200 Powell Street
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	204-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0075 par value
Trading Symbol	XOMA
Security Exchange Name	NASDAQ
M 8.625 Series A Cumulative Perpetual Preferred Stock Par Value 0.05 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.625% Series A Cumulative Perpetual Preferred Stock, par value $0.05 per share
Trading Symbol	XOMAP
Security Exchange Name	NASDAQ
Depositary Shares Each Representing 11000th Interest In A Share Of 8.375 Series B Cumulative Perpetual Preferred Stock Par Value 0.05 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1000th interest in a share of 8.375% Series B Cumulative Perpetual Preferred Stock, par value $0.05 per share)
Trading Symbol	XOMAO
Security Exchange Name	NASDAQ